Recoverable Taxes (Details) - Schedule of Tax Credits - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Recoverable Taxes (Details) - Schedule of Tax Credits [Line Items]
Recoverable taxes	R$ 1,673	R$ 1,982
Recoverable taxes, Current	1,100	1,055
Recoverable taxes, Non-current	573	927
ICMS [Member]
Recoverable Taxes (Details) - Schedule of Tax Credits [Line Items]
Recoverable taxes	1,085	1,210
PIS/COFINS [Member]
Recoverable Taxes (Details) - Schedule of Tax Credits [Line Items]
Recoverable taxes	287	587
Social Security Contribution - INSS [Member]
Recoverable Taxes (Details) - Schedule of Tax Credits [Line Items]
Recoverable taxes	169	90
Whithholding taxes to be recovered [Member]
Recoverable Taxes (Details) - Schedule of Tax Credits [Line Items]
Recoverable taxes	105	74
Others [Member]
Recoverable Taxes (Details) - Schedule of Tax Credits [Line Items]
Recoverable taxes	R$ 27	R$ 21